UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
5/31/15 (Unaudited)

COMMON STOCKS (100.1%)(a)
		Shares	Value

Argentina (0.7%)

YPF SA ADR		167,400	$4,648,698

			4,648,698
Australia (8.6%)

Arrium, Ltd.		10,229,679	1,354,842

Asaleo Care, Ltd.		2,687,062	4,041,090

Atlas Iron, Ltd.(F)(S)		6,835,323	627,114

Beach Energy, Ltd.		3,959,151	3,301,412

Challenger, Ltd.		875,546	4,576,858

CIMIC Group, Ltd.		223,472	4,122,238

Downer EDI, Ltd.		1,466,006	5,737,948

Fairfax Media, Ltd.		6,800,363	5,325,641

Flight Centre Travel Group, Ltd.		86,530	3,066,987

Monadelphous Group, Ltd.(S)		352,972	2,992,131

Mount Gibson Iron, Ltd.(S)		8,114,191	1,326,892

Orica, Ltd.		281,758	4,689,231

Primary Health Care, Ltd.		1,206,590	4,903,968

Seven West Media, Ltd.		8,438,504	8,030,108

			54,096,460
Austria (1.1%)

EVN AG		128,820	1,454,445

voestalpine AG		131,815	5,482,532

			6,936,977
Belgium (2.5%)

Bekaert NV		88,709	2,576,025

bpost SA		179,914	5,192,916

Colruyt SA		49,465	2,224,979

Delhaize Group SA		63,995	5,711,417

			15,705,337
Canada (5.8%)

Bankers Petroleum, Ltd.(NON)		1,069,200	2,613,676

Genworth MI Canada, Inc.		152,700	4,151,485

Home Capital Group, Inc.		123,200	4,167,758

InnVest Real Estate Investment Trust(R)		710,000	3,128,659

Norbord, Inc.		232,000	4,953,040

Quebecor, Inc. Class B		188,900	4,839,461

Transcontinental, Inc. Class A		374,500	5,501,862

Trinidad Drilling, Ltd.		577,400	2,121,838

Western Forest Products, Inc.		2,612,800	4,622,194

			36,099,973
China (1.0%)

Geely Automobile Holdings, Ltd.		12,095,000	6,252,516

			6,252,516
Denmark (2.0%)

DSV A/S		130,723	4,545,548

H. Lundbeck A/S(NON)		198,836	3,887,295

Topdanmark A/S(NON)		153,303	4,202,277

			12,635,120
Finland (1.3%)

Stora Enso OYJ Class R		318,803	3,335,096

Tieto OYJ		200,299	4,584,558

			7,919,654
France (2.7%)

Eurazeo SA		74,905	5,018,358

Faurecia		114,015	5,129,747

Technicolor SA		780,960	5,008,276

Vallourec SA		66,776	1,650,885

			16,807,266
Germany (5.5%)

Bertrandt AG		32,473	4,265,546

Draegerwerk AG & Co., KGaA (Preference)		32,766	3,602,289

Duerr AG		73,684	7,531,889

Gerresheimer AG		46,993	2,680,749

Leoni AG		83,670	5,442,927

TUI AG (London Exchange)		324,022	5,739,776

TUI AG (Xetra Exchange)		279,148	4,949,868

			34,213,044
Greece (0.5%)

Mytilineos Holdings SA(NON)		478,059	3,108,309

			3,108,309
Hong Kong (2.3%)

China New Town Development Co., Ltd.(NON)		1	—

Dah Sing Financial Holdings		732,800	5,409,883

Luk Fook Holdings International, Ltd.		1,309,000	4,169,099

Techtronic Industries Co., Ltd.		1,445,000	4,965,092

			14,544,074
Ireland (1.0%)

Smurfit Kappa Group PLC		218,224	6,435,285

			6,435,285
Italy (3.8%)

A2A SpA		2,271,214	2,828,734

Banca Popolare dell'Emilia Romagna SC		551,366	4,771,855

Banca Popolare di Milano Scarl		6,403,232	6,628,292

Beni Stabili SpA(R)		6,402,995	4,778,522

Mediaset SpA		1,062,924	5,120,258

			24,127,661
Japan (23.1%)

ADEKA Corp.		403,300	5,571,843

Ain Pharmaciez, Inc.		138,400	5,481,346

Capcom Co., Ltd.		229,500	4,432,244

Dowa Holdings Co., Ltd.		508,000	4,544,761

Fuji Electric Co., Ltd.		1,067,000	5,075,164

Hisamitsu Pharmaceutical Co., Inc.		72,900	2,947,119

Japan Airlines Co., Ltd.		188,400	6,465,752

Japan Petroleum Exploration Co.		146,000	4,883,514

Kurita Water Industries, Ltd.		205,800	4,940,283

Kuroda Electric Co., Ltd.		244,100	4,323,279

KYORIN Holdings, Inc.		142,300	2,977,457

Maeda Road Construction Co., Ltd.		318,000	6,239,894

Mandom Corp.		134,100	5,215,025

Maruichi Steel Tube, Ltd.		200,100	5,277,209

Miraca Holdings, Inc.		92,200	4,436,623

Namco Bandai Holdings, Inc.		244,200	5,012,931

Nippon Synthetic Chemical Industry Co., Ltd. (The)		665,000	4,845,174

Sawai Pharmaceutical Co., Ltd.		84,100	4,844,022

Shionogi & Co., Ltd.		150,600	5,295,887

Showa Corp.		477,500	5,001,024

Stanley Electric Co., Ltd.		197,800	4,705,531

Sumitomo Bakelite Co., Ltd.		1,198,000	5,574,334

Sumitomo Forestry Co., Ltd.		394,500	5,123,925

Suzuken Co., Ltd.		169,550	5,505,897

Taikisha, Ltd.		213,700	5,651,479

Takuma Co., Ltd.		470,000	3,108,309

Tokai Rika Co., Ltd.		208,600	5,357,544

TS Tech Co., Ltd.		182,300	5,240,038

Tsuruha Holdings, Inc.		92,900	6,960,838

			145,038,446
Luxembourg (1.0%)

Aperam SA(NON)(S)		150,827	6,241,816

			6,241,816
Netherlands (0.7%)

PostNL NV(NON)		974,819	4,443,172

			4,443,172
New Zealand (1.0%)

Air New Zealand, Ltd.		2,925,247	6,195,519

			6,195,519
Norway (2.5%)

Salmar ASA		321,196	5,207,746

SpareBank 1 SR-Bank ASA		570,197	4,072,181

Storebrand ASA(NON)		724,437	2,600,842

TGS Nopec Geophysical Co. ASA(S)		158,599	4,000,052

			15,880,821
Singapore (1.0%)

Great Eastern Holdings, Ltd.		217,900	4,030,957

SembCorp Industries, Ltd.		667,600	2,056,563

			6,087,520
South Africa (1.4%)

African Rainbow Minerals, Ltd.		237,407	1,911,806

Mondi PLC		301,980	6,812,422

			8,724,228
South Korea (2.5%)

Hyundai Home Shopping Network Corp.		18,535	2,102,328

Hyundai Marine & Fire Insurance Co., Ltd.		135,956	3,408,699

Lotte Food Co., Ltd.		7,775	6,294,932

Sungwoo Hitech Co., Ltd.		453,539	4,183,662

			15,989,621
Spain (0.5%)

Enagas SA		101,535	2,920,044

			2,920,044
Sweden (0.7%)

JM AB		147,034	4,164,512

			4,164,512
Switzerland (5.9%)

Bucher Industries AG		20,159	5,321,538

Clariant AG		276,307	5,915,089

Forbo Holding AG		5,171	6,338,237

Georg Fischer AG		7,561	5,723,947

Implenia AG		82,554	5,164,840

Partners Group Holding AG		10,112	3,171,264

Swiss Life Holding AG		20,939	5,023,934

			36,658,849
Taiwan (5.0%)

ASUSTeK Computer, Inc.		436,000	4,281,547

Catcher Technology Co., Ltd.		538,000	6,280,367

Pegatron Corp.		3,836,000	11,389,200

Radiant Opto-Electronics Corp.		683,539	2,495,330

Teco Electric and Machinery Co., Ltd.		4,939,000	4,543,080

TSRC Corp.		1,921,160	2,115,202

			31,104,726
United Kingdom (15.2%)

Aberdeen Asset Management PLC		729,057	4,976,422

Afren PLC(NON)(S)		4,060,504	186,182

Ashmore Group PLC(S)		982,683	4,975,903

Barratt Developments PLC		709,051	6,415,584

Beazley PLC		1,101,627	5,009,087

Bellway PLC		115,547	4,144,850

Berkeley Group Holdings PLC		128,206	6,062,694

Britvic PLC		449,262	5,029,726

Jupiter Fund Management PLC		841,282	6,017,616

Man Group PLC		1,856,326	5,064,417

Morgan Sindall Group PLC		256,954	3,234,119

Next PLC		46,150	5,304,282

Pace PLC		987,810	6,221,757

Persimmon PLC		195,618	5,866,038

Rexam PLC		472,855	4,039,958

Savills PLC		601,038	8,938,235

Schroders PLC		125,961	6,495,584

Tate & Lyle PLC		294,434	2,619,075

Thomas Cook Group PLC(NON)		2,092,335	4,614,605

			95,216,134
United States (0.8%)

Aspen Insurance Holdings, Ltd.		108,114	5,012,165

			5,012,165

Total common stocks (cost $591,656,818)			$627,207,947

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes 0.250%, July 31, 2015(i)		$30,000	$30,032

Total U.S. treasury obligations (cost $30,032)			$30,032

SHORT-TERM INVESTMENTS (3.4%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.23%(d)	Shares	16,795,627	$16,795,627

Putnam Short Term Investment Fund 0.07%(AFF)	Shares	3,863,275	3,863,275

SSgA Prime Money Market Fund Class N 0.03%(P)	Shares	240,000	240,000

U.S. Treasury Bills 0.01%, August 20, 2015(SEGSF)		$110,000	109,998

U.S. Treasury Bills 0.02%, July 2, 2015(SEGSF)		125,000	124,998

U.S. Treasury Bills 0.11%, July 23, 2015(SEGSF)		77,000	76,988

Total short-term investments (cost $21,210,943)			$21,210,886

TOTAL INVESTMENTS

Total investments (cost $612,897,793)(b)			$648,448,865

FORWARD CURRENCY CONTRACTS at 5/31/15 (aggregate face value $179,551,167) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Australian Dollar	Sell	7/15/15	$1,657,398	$1,647,417	$(9,981)
	Hong Kong Dollar	Buy	8/19/15	9,478,047	9,482,604	(4,557)
	Japanese Yen	Sell	8/19/15	3,372,799	3,491,523	118,724
	Singapore Dollar	Buy	8/19/15	1,094,835	1,112,666	(17,831)
	Swiss Franc	Buy	6/17/15	3,291,775	3,243,782	47,993
Citibank, N.A.
	Australian Dollar	Sell	7/15/15	3,914,199	3,987,310	73,111
	Danish Krone	Sell	6/17/15	5,270,024	5,397,568	127,544
	Euro	Buy	6/17/15	4,352,070	4,452,833	(100,763)
	Japanese Yen	Sell	8/19/15	2,708,074	2,803,283	95,209
Credit Suisse International
	Euro	Buy	6/17/15	5,348,088	5,473,202	(125,114)
	Japanese Yen	Sell	8/19/15	4,180,794	4,327,054	146,260
	New Zealand Dollar	Sell	7/15/15	5,676,371	5,942,811	266,440
	Norwegian Krone	Sell	6/17/15	5,928,932	5,967,308	38,376
	Swiss Franc	Buy	6/17/15	1,772,142	1,747,817	24,325
Deutsche Bank AG
	Australian Dollar	Sell	7/15/15	3,960,043	3,936,896	(23,147)
	British Pound	Buy	6/17/15	7,704,078	7,748,929	(44,851)
	Euro	Sell	6/17/15	4,199,487	4,378,842	179,355
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/15/15	2,318,282	2,303,501	(14,781)
	Canadian Dollar	Buy	7/15/15	6,993,656	6,876,899	116,757
	Euro	Buy	6/17/15	2,856,561	2,922,668	(66,107)
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/17/15	554,898	558,114	(3,216)
	Euro	Buy	6/17/15	3,419,876	3,574,080	(154,204)
	Japanese Yen	Sell	8/19/15	5,762,262	5,965,221	202,959
	Norwegian Krone	Sell	6/17/15	5,749,514	5,786,092	36,578
	Singapore Dollar	Buy	8/19/15	1,192,575	1,211,717	(19,142)
	Swedish Krona	Buy	6/17/15	6,135,609	6,269,631	(134,022)
	Swiss Franc	Buy	6/17/15	3,510,751	3,444,742	66,009
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/15/15	6,969,645	6,924,648	(44,997)
	British Pound	Buy	6/17/15	1,821,031	1,831,692	(10,661)
	Euro	Buy	6/17/15	10,563,805	10,677,562	(113,757)
	Hong Kong Dollar	Sell	8/19/15	3,465,043	3,466,714	1,671
	Israeli Shekel	Buy	7/15/15	4,361,269	4,257,874	103,395
	Swedish Krona	Buy	6/17/15	6,831,867	6,977,188	(145,321)
	Swiss Franc	Buy	6/17/15	2,447,806	2,414,296	33,510
UBS AG
	British Pound	Buy	6/17/15	14,155,777	14,239,042	(83,265)
	Euro	Buy	6/17/15	5,845,163	5,955,503	(110,340)
	Swiss Franc	Buy	6/17/15	3,723,553	3,672,231	51,322
WestPac Banking Corp.
	Canadian Dollar	Buy	7/15/15	2,891,463	2,841,632	49,831
	Japanese Yen	Sell	8/19/15	2,162,238	2,238,275	76,037

Total						$629,349

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through May 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $626,439,523.
(b)	The aggregate identified cost on a tax basis is $614,420,920, resulting in gross unrealized appreciation and depreciation of $113,700,419 and $79,672,474, respectively, or net unrealized appreciation of $34,027,945.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$48,698	$78,665,436	$74,850,859	$1,582	$3,863,275
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $16,795,627, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $15,380,799 which includes an amount for securities that are deemed worthless at period end.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $4,034,548 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Consumer discretionary	23.6%
	Financials	18.5
	Industrials	18.2
	Materials	14.6

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $152,638 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $323,481 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $203,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Argentina	$4,648,698	$—	$—
Australia	—	54,096,460	—
Austria	6,936,977	—	—
Belgium	15,705,337	—	—
Canada	36,099,973	—	—
China	—	6,252,516	—
Denmark	12,635,120	—	—
Finland	7,919,654	—	—
France	16,807,266	—	—
Germany	34,213,044	—	—
Greece	3,108,309	—	—
Hong Kong	—	14,544,074	—
Ireland	6,435,285	—	—
Italy	24,127,661	—	—
Japan	—	145,038,446	—
Luxembourg	6,241,816	—	—
Netherlands	4,443,172	—	—
New Zealand	—	6,195,519	—
Norway	15,880,821	—	—
Singapore	—	6,087,520	—
South Africa	8,724,228	—
South Korea	—	15,989,621	—
Spain	2,920,044	—	—
Sweden	4,164,512	—	—
Switzerland	36,658,849	—	—
Taiwan	—	31,104,726	—
United Kingdom	95,216,134	—	—
United States	5,012,165	—	—
Total common stocks	347,899,065	279,308,882	—
U.S. treasury obligations	—	30,032	—
Short-term investments	4,103,275	17,107,611	—

Totals by level	$352,002,340	$296,446,525	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$629,349	$—

Totals by level	$—	$629,349	$—

During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,855,406	$1,226,057

Total	$1,855,406	$1,226,057

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$215,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$166,717	$295,864	$475,401	$179,355	$116,757	$305,546	$138,576	$51,322	$125,868	1,855,406

	Total Assets	$166,717	$295,864	$475,401	$179,355	$116,757	$305,546	$138,576	$51,322	$125,868	$1,855,406

	Liabilities:
	Forward currency contracts#	32,369	100,763	125,114	67,998	80,888	310,584	314,736	193,605	—	1,226,057

	Total Liabilities	$32,369	$100,763	$125,114	$67,998	$80,888	$310,584	$314,736	$193,605	$—	$1,226,057

	Total Financial and Derivative Net Assets	$134,348	$195,101	$350,287	$111,357	$35,869	$(5,038)	$(176,160)	$(142,283)	$125,868	$629,349
	Total collateral received (pledged)##†	$30,032	$130,000	$110,000	$111,357	$—	$(5,038)	$—	$(142,283)	$—
	Net amount	$104,316	$65,101	$240,287	$—	$35,869	$—	$(176,160)	$—	$125,868

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 29, 2015